Laudus Trust
Schwab Select Large Cap Growth Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.1% OF NET ASSETS

Automobiles & Components 4.3%
Tesla, Inc. *	211,406	95,073,506

Capital Goods 5.0%
3M Co.	64,929	10,395,133
Acuity, Inc.	24,041	8,655,722
Advanced Drainage Systems, Inc.	44,353	6,423,645
Deere & Co.	6,232	2,901,432
Donaldson Co., Inc.	44,625	3,956,452
GE Vernova, Inc.	19,865	12,983,168
General Electric Co.	37,705	11,614,271
HEICO Corp.	10,322	3,340,096
Howmet Aerospace, Inc.	45,830	9,396,067
Johnson Controls International PLC	46,653	5,586,697
Nordson Corp.	11,926	2,867,368
Quanta Services, Inc.	10,802	4,559,092
Rocket Lab Corp. *	23,936	1,669,775
RTX Corp.	31,669	5,808,095
Trane Technologies PLC	6,285	2,446,122
TransDigm Group, Inc.	894	1,188,886
Vertiv Holdings Co., Class A	67,439	10,925,792
Westinghouse Air Brake Technologies Corp.	34,538	7,372,136
		112,089,949

Commercial & Professional Services 0.2%
Cintas Corp.	14,708	2,766,134
Copart, Inc. *	62,008	2,427,613
		5,193,747

Consumer Discretionary Distribution & Retail 7.3%
Alibaba Group Holding Ltd., ADR	54,795	8,031,851
Amazon.com, Inc. *	593,662	137,029,063
AutoZone, Inc. *	681	2,309,612
Carvana Co. *	16,946	7,151,551
MercadoLibre, Inc. *	2,205	4,441,443
Sea Ltd., ADR *	36,974	4,716,773
		163,680,293

Consumer Durables & Apparel 0.2%
DR Horton, Inc.	23,345	3,362,380

Consumer Services 1.5%
Booking Holdings, Inc.	2,689	14,400,482
Chipotle Mexican Grill, Inc. *	137,006	5,069,222
DoorDash, Inc., Class A *	15,630	3,539,883
McDonald's Corp.	14,167	4,329,860
Wingstop, Inc.	22,110	5,273,014
		32,612,461

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	30,336	26,159,946
Walmart, Inc.	120,538	13,429,139
		39,589,085

Energy 0.2%
Cheniere Energy, Inc.	3,311	643,625
EOG Resources, Inc.	41,930	4,403,070
		5,046,695

Financial Services 6.3%
Berkshire Hathaway, Inc., Class B *	6,363	3,198,362
Goldman Sachs Group, Inc.	19,697	17,313,663
Interactive Brokers Group, Inc., Class A	179,045	11,514,384
Intercontinental Exchange, Inc.	3,967	642,495
Mastercard, Inc., Class A	131,171	74,882,901
MSCI, Inc.	9,015	5,172,176
Robinhood Markets, Inc., Class A *	85,892	9,714,385
SoFi Technologies, Inc. *	274,429	7,184,551
Tradeweb Markets, Inc., Class A	46,869	5,040,292
Visa, Inc., Class A	15,039	5,274,328
		139,937,537

Food, Beverage & Tobacco 0.7%
Coca-Cola Co.	75,731	5,294,354
Philip Morris International, Inc.	57,570	9,234,228
		14,528,582

Health Care Equipment & Services 2.6%
Abbott Laboratories	44,916	5,627,526
Hims & Hers Health, Inc. *	76,923	2,497,690
IDEXX Laboratories, Inc. *	12,734	8,614,933
Insulet Corp. *	34,569	9,825,893
Intuitive Surgical, Inc. *	47,621	26,970,629
McKesson Corp.	6,231	5,111,227
		58,647,898

Insurance 0.1%
Arthur J Gallagher & Co.	8,783	2,272,953

Materials 0.5%
Ecolab, Inc.	41,266	10,833,150

Media & Entertainment 14.4%
Alphabet, Inc., Class A	609,555	190,790,715
Meta Platforms, Inc., Class A	129,210	85,290,229
Netflix, Inc. *	437,405	41,011,093
ROBLOX Corp., Class A *	57,248	4,638,805
Spotify Technology SA *	589	342,038
		322,072,880

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	31,751	7,254,786
Alnylam Pharmaceuticals, Inc. *	46,792	18,606,839
Ascendis Pharma AS, ADR *	32,089	6,842,658
Eli Lilly & Co.	34,467	37,040,995
Gilead Sciences, Inc.	52,620	6,458,579
Insmed, Inc. *	75,875	13,205,285
Johnson & Johnson	42,588	8,813,587
Natera, Inc. *	41,712	9,555,802
Regeneron Pharmaceuticals, Inc.	11,116	8,580,107
Vertex Pharmaceuticals, Inc. *	13,433	6,089,985
		122,448,623

Semiconductors & Semiconductor Equipment 19.6%
Advanced Micro Devices, Inc. *	36,321	7,778,505
Analog Devices, Inc.	49,172	13,335,447
Applied Materials, Inc.	66,840	17,177,212
ASML Holding NV	12,645	13,625,242
Broadcom, Inc.	263,100	91,058,910
Lam Research Corp.	4,229	723,920
NVIDIA Corp.	1,537,628	286,767,622
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,151	8,554,807
		439,021,665

Software & Services 16.6%
AppLovin Corp., Class A *	17,100	11,522,322
Cloudflare, Inc., Class A *	101,173	19,946,257
Crowdstrike Holdings, Inc., Class A *	10,669	5,001,200
Datadog, Inc., Class A *	74,811	10,173,548
Docusign, Inc. *	58,667	4,012,823
Dynatrace, Inc. *	187,716	8,135,612
Fair Isaac Corp. *	9,032	15,269,680
International Business Machines Corp.	41,911	12,414,457
Intuit, Inc.	9,925	6,574,519
Microsoft Corp.	322,206	155,825,266
Okta, Inc. *	59,760	5,167,447
Oracle Corp.	154,224	30,059,800
Palantir Technologies, Inc., Class A *	142,516	25,332,219
Palo Alto Networks, Inc. *	12,079	2,224,952
Salesforce, Inc.	17,984	4,764,141
ServiceNow, Inc. *	27,880	4,270,937
Shopify, Inc., Class A *	70,848	11,404,403
Snowflake, Inc. *	62,412	13,690,696
Synopsys, Inc. *	20,735	9,739,644
Twilio, Inc., Class A *	14,691	2,089,648
Zscaler, Inc. *	60,071	13,511,169
		371,130,740

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	159,155	21,508,207
Apple, Inc.	589,826	160,350,096
SECURITY	NUMBER OF SHARES	VALUE ($)
Arista Networks, Inc. *	6,200	812,386
Celestica, Inc. *	12,255	3,622,700
Ciena Corp. *	20,811	4,867,068
Keyence Corp.	5,750	2,079,917
Lumentum Holdings, Inc. *	4,201	1,548,447
Western Digital Corp.	26,954	4,643,366
		199,432,187

Transportation 0.1%
Uber Technologies, Inc. *	31,100	2,541,181

Utilities 0.3%
Constellation Energy Corp.	12,408	4,383,374
Vistra Corp.	14,756	2,380,586
		6,763,960
Total Common Stocks (Cost $992,981,009)		2,146,279,472

INVESTMENT COMPANIES 0.5% OF NET ASSETS

Equity Funds 0.5%
Invesco QQQ Trust	17,656	10,846,258
Total Investment Companies (Cost $8,439,182)		10,846,258

SHORT-TERM INVESTMENTS 3.3% OF NET ASSETS

Money Market Funds 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (a)	74,762,715	74,762,715
Total Short-Term Investments (Cost $74,762,715)		74,762,715
Total Investments in Securities (Cost $1,076,182,906)		2,231,888,445

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 03/20/26	125	63,641,875	40,476

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
03/27/26	Morgan Stanley & Co.	USD	716,070	JPY	110,023,375	8,770

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

JPY —	Japanese Yen
USD —	U.S. Dollar

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,507,825,620	$—	$—	$1,507,825,620
Semiconductors & Semiconductor Equipment	425,396,423	13,625,242	—	439,021,665
Technology Hardware & Equipment	197,352,270	2,079,917	—	199,432,187
Investment Companies[1]	10,846,258	—	—	10,846,258
Short-Term Investments[1]	74,762,715	—	—	74,762,715
Futures Contracts[2]	40,476	—	—	40,476
Forward Foreign Currency Exchange Contracts[2]	—	8,770	—	8,770
Total	$2,216,223,762	$15,713,929	$—	$2,231,937,691

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Forward foreign currency exchange contracts: Forward foreign currency exchange contracts are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited) (continued)

liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2025, are disclosed in the fund’s Portfolio Holdings.
REG60662DEC25